SUBSEQUENT EVENTS (Detail) (USD $)	3 Months Ended		12 Months Ended							48 Months Ended	102 Months Ended	105 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended		3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2007	Dec. 31, 2012	Mar. 31, 2013	Apr. 30, 2013 Securities Purchase Agreement [Member] Subsequent Event [Member]	Feb. 28, 2013 Securities Purchase Agreement [Member] Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Mar. 28, 2013 Subsequent Event [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Mar. 28, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #1 [Member]	Mar. 28, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #2 [Member]	Mar. 28, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #3 [Member]	Mar. 28, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #4 [Member]	Mar. 31, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash													3,488,305	1,864,357
Proceeds from Issuance of Common Stock (in Dollars)			$ 201,464										$ 128,000
Stock Issued During Period, Shares, Conversion of Convertible Securities															1,574,286
Debt Conversion, Converted Instrument, Amount (in Dollars)	0	0	0	0							253,912	253,912			34,713						80,787
Stock Issued During Period, Value, Issued for Cash (in Dollars)	69,000		201,464	857,000	50,000	173,000	10,000	517,700	5,000	522,700				59,000
Notes Payable, Current (in Dollars)	$ 0		$ 0	$ 4,432							$ 0	$ 0				$ 107,288
Stock Issued During Period, Shares, Other																	500,000	1,000,000	1,100,100	900,000
Equity Issuance, Per Share Amount (in Dollars per share)																	$ 0.028	$ 0.02205	$ 0.02177	$ 0.0231